Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Eaton Vance NextShares Trust II
Central Index Key	dei_EntityCentralIndexKey	0001614522
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2016
Prospectus Date	rr_ProspectusDate	Mar. 28, 2016